FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 18:-	FAIR VALUE MEASUREMENT:

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	Year ended December 31, 2015
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(420)	$(420)

Total liabilities	$(420)	$(420)

	Year ended December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities	$535	$-	$535
Derivatives instruments (net of tax effect of $ 36)	-	(13)	(13)

Total assets (liabilities)	$535	$(13)	$522